Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent Events

On 30 November 2019, NMG CC entered into a settlement and release agreement (the “Settlement Agreement”) with SD whereby NMG CC and SD agreed to terminate the Management Agreement and to enter into a mutual release of any and all claims related to the Management Agreement, subject to the terms of the Settlement Agreement.

As of 30 November 2019, SD owed NMG CC management fees (the “Monies Owed”) under the Management Agreement. In consideration of NMG CC’s discharge of the Monies Owed, SD has agreed to pay NMG CC one-hundred percent (100%) of all proceeds received from the sale of all or any part of its inventory (the “Inventory”) as of 1 November 2019. Pursuant to the Settlement Agreement, SD shall provide monthly updates of the remaining Inventory until the Inventory has been fully exhausted. NMG CC will determine the sale price for any item in Inventory subject to the Settlement Agreement.

Brand Director Agreement

On 30 November 2019, NMG CC entered into a brand director agreement (the “Brand Director Agreement”) with SD. Pursuant to the Brand Director Agreement, SD has engaged NMG CC to provide certain advisory and brand director services in connection with SD’s manufacture of Company-branded products, as well as certain other products (the “Managed Products”) as agreed to by NMGCC (the “Brand Director Services”). The initial term of the Brand Director Agreement is six months and the parties may renew the Brand Director Agreement for successive three-month renewal periods.

The Brand Director Services include: (a) managing SD’s production of the Managed Products; (b) payment of a reimbursement fee to SD equal to the amount of direct costs and direct taxes applicable to the Managed Products; (c) managing inventory of the Managed Products; and (d) directing SD to enter into distribution agreements and sale agreements with third-party commercial cannabis licensees for the distribution and sale of the Managed Products in accordance with applicable law. Pursuant to the Brand Director Agreement, NMG CC will pay a monthly fee (the “Contribution Fee”) of $5,000 to SD. In connection with the Brand Director Agreement, as partial repayment for the principal and interest accrued under a certain loan agreement (the “Loan Agreement”) between NMG CC and SD dated 6 June 2019, SD waives payment of the Contribution Fee for the first five (5) months of the Brand Direction Agreement.

In consideration for the Brand Director Services, SD (as the “Licensee”) has agreed to pay NMG CC (in its capacity as the “Brand Director”) a brand director fee for each calendar month during the term of the Brand Director Agreement, whereby Licensee shall pay to Brand Director a fee to be calculated as follows: (x) net revenue for a single calendar month, multiplied by, (y) seventy-five percent (75%); (z) plus any fees to be paid to NMG CC in connection with the equipment lease agreement (the “Equipment Lease Agreement”) dated 6 June 2019 (the "Equipment Lease Fee") added to the product of (x) and (y), the (q) total amount shall be the fee paid to NMG CC. If the net revenue, minus the product of (x) and (y) is less than the Equipment Lease Fee in any given month, the difference shall carry over to the subsequent month, to be added to that month's Equipment Lease Fee, or the difference may be paid by Licensee at its sole option.

Brand License Agreement

On 30 November 2019, DEP entered into a brand license agreement (the “License Agreement”) with SD. Pursuant to the License Agreement, DEP granted SD a non-exclusive, non-transferable, and non-sub-licensable right (the “License”) to use certain licensed marks in connection with or on licensed products, solely in connection with SD’s commercial cannabis activity in California. In consideration for the License, SD will pay DEP a monthly fee equal to $100, payable on a quarterly basis.

During the term of the License Agreement, SD must remain in compliance with all state and local cannabis rules and regulations in California, and maintain valid commercial cannabis licenses. SD will follow the guidance of DEP and only utilize packaging and labelling materials purchased from (or at the direction of) DEP. The License Agreement will be in full force and effect for the duration of the Brand Director Agreement.

Equipment Purchase Agreement

On 30 November 2019, NMG CC and SD entered into an equipment purchase agreement (the “Equipment Purchase Agreement”) pursuant to which NMG CC agreed to purchase certain equipment (the “Equipment”) from SD. The aggregate purchase price for the Equipment is $235,684.93 and will be applied to the outstanding balance under the Loan Agreement.

First Amendment to the Equipment Lease Agreement

On 30 November 2019, NMG CC and SD entered into an amendment (the “First Amendment”) to the Equipment Lease Agreement. Pursuant to the First Amendment, NMG CC and SD amended (i) the term of the Equipment Lease Agreement to be coterminous with the Brand Director Agreement; and (ii) to update the equipment being leased pursuant to the Equipment Lease Agreement and to update the monthly rental rate for the equipment being leased.

Release & Satisfaction of Loan Agreement

On 30 November 2019, NMG CC and SD entered into a release and satisfaction of loan agreement (the “Release Agreement”). Pursuant to the Release Agreement, NMG CC agreed that all indebtedness of SD to NMG CC arising from the Loan Agreement (and promissory note issued in connection with the Loan Agreement) is hereby satisfied and discharged in full. The release is granted based on SD’s obligations and duties pursuant to the Equipment Purchase Agreement and its five (5) month waiver of the Contribution Fee under the Brand Director Agreement.

21.	Subsequent Events
i.	On 12 August 2019, the Company issued a total of 4,337,111 common shares of the Company in connection with the Purchase Agreement, NMG SD Settlement Agreement and the Lease Assignment Agreement (Note 18).

ii.	On 12 August 2019, the Company issued 81,591 common shares upon exercise of 81,591 warrants at a price of CAD$0.66 per common share for aggregate proceeds of $40,765 (CAD$53,850).

iii.	On 21 August 2019, the Company granted an aggregate of 2,850,000 stock options with an exercise price of CAD$0.88 per share for a term of five years expiring on 21 August 2024. The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.

iv.	On 12 September 2019, the Company issued 38,912 common shares upon exercise of 38,912 warrants at a price of CAD$0.66 per common share for aggregate proceeds of $19,449 (CAD$25,682).

v.	On 1 October 2019, the Company granted 250,000 stock options to a director with an exercise price of CAD$0.93 per share for a term of five years expiring on 1 October 2024. The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest 12 months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.

vi.	On 4 October 2019, the Company issued 22,727 common shares upon exercise of 22,727 warrants at a price of CAD$0.90 per common share for aggregate proceeds of $15,359 (CAD$20,454).

vii.	On 16 October 2019, the Company cancelled 400,000 stock options previously granted to a director on 21 August 2019 with an exercise price of CAD$0.88 per share.